Financial risk management (Details) - EUR (€)	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Non-cash loss recognized in relation to cross currency interest rate swaps		€ 700,000	€ 7,800,000	€ 23,500,000
Cross currency interest rate swap | Other reserves [member]
Disclosure of detailed information about hedges [line items]
Recycling of cashflow hedge reserve	€ 1.3
Recycling of cost of hedging reserve	€ 0.3
Pound Sterling | Foreign exchange forward contract | Currency risk
Disclosure of sensitivity analysis for FX rate [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings		(1,600,000)	(2,500,000)
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity		(13,000,000.0)	(16,200,000)
US dollar | Foreign exchange forward contract | Currency risk
Disclosure of sensitivity analysis for FX rate [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings		200,000	1,100,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity		(13,200,000)	(15,800,000)
Swedish Krona | Foreign exchange forward contract | Currency risk
Disclosure of sensitivity analysis for FX rate [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings		8,200,000	6,800,000
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Change In Risk Variable, Impact On Equity		€ 4,400,000	€ 4,200,000